Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows used in operating activities
Net loss	$ (6,000)	$ (5,524)	$ (5,198)
Items not affecting cash:
Depreciation	98	105	22
Share-based compensation	538	340	506
Loss from equity investee	186	273	175
Interest expense	335	319	307
Finance cost, net	19	29
Gain on sale of investments		(123)
Unrealized foreign exchange (gains) losses	(170)	(176)	249
Deferred revenue finance costs	3,453	3,250	2,985
Gain on sale of mining property interest			(353)
Unrealized loss on investments			73
Other		5	(9)
Cash Flows Used In Operations Before Changes In Working Capital	(1,541)	(1,502)	(1,243)
Changes in non-cash operating working capital:
(Increase) decrease in receivables and prepaids	(8)	(54)	333
Increase (decrease) in accounts payable and accrued liabilities	53	(260)	133
Cash Flows Used In Operating Activities	(1,496)	(1,816)	(777)
Cash flows from (used in) investing activities
Proceeds from sale of investments		1,035
Net cash outflow on sale of mining property interest			(120)
Purchase of equipment			(6)
Cash Flows From (Used In) Used In Investing Activities		1,035	(126)
Cash flows from (used in) financing activities
Repayment of lease liability	(118)	(80)
Proceeds from issuance of common shares – share options	120	46	165
Proceeds from issuance of common shares – private placement	3,313
Share issuance costs	(85)
Cash Flows From (Used In) Used In Financing Activities	3,230	(34)	165
Increase (decrease) in cash and cash equivalents	1,734	(815)	(738)
Cash and cash equivalents - beginning of year	5,380	6,154	7,068
Effect of exchange rate changes on cash and cash equivalents	146	41	(176)
Cash and cash equivalents - end of year	$ 7,260	$ 5,380	$ 6,154